Segment Report	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Report

Note 8 – Segment Report

The Company’s Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”) and evaluates the financial performance of the business and makes resource allocation decisions on a consolidated basis.

During 2025, the Company began evaluating a potential realignment of its operations into two reportable segments: (i) the production and sale of premium nutritional supplements, and (ii) pharmaceutical operations focused on the development of drug candidates. However, as of September 30, 2025, the CODM has not begun reviewing operating results separately for these activities for purposes of performance assessment or resource allocation. The CODM continues to evaluate the Company’s financial performance on a consolidated basis, and the internal reporting structure does not provide discrete segment-level financial information.

Management believes a transitional period is appropriate given the timing of these operational changes. Accordingly, the Company has concluded that no change in reportable segments has occurred as of September 30, 2025. The Company will continue to monitor the CODM’s review practices and internal reporting structure and will update segment disclosures in future periods if and when discrete financial information is regularly reviewed at the segment level.

In accordance with ASC 280-10-50-34, if and when a change in reportable segments occurs in a future period, the Company will retrospectively recast prior-period segment disclosures to reflect the new segment structure, presenting historical information on the same basis as then reported. Notwithstanding the foregoing, the Company provides the entity-wide disclosures required by ASC 280, including information about products and services, geographic areas, and major customers.

Note 9 – Segment Report

The Company’s Chief Executive Officer serves as the CODM and evaluates the financial performance of the business and makes resource allocation decisions on a consolidated basis. As a result, the Company operates as a single reportable segment under ASC 280, Segment Reporting, defined by the CODM as JOTROL Drug Development.

The Company operates in one reportable segment, JOTROL Drug Development, which includes all activities related to the development of JOTROL, to address unmet medical needs and improve the lives of patients. The determination of a single reportable segment is consistent with the financial information regularly provided to the Company’s CODM, who reviews and evaluates net loss for purposes of assessing performance, making operating decisions, allocating resources and planning and forecasting for future periods. The measure of segment assets is reported on the balance sheet as total assets.